Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
5.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents at December 31, 2011 included SouthGobi's balance of $123.6 million (December 31, 2010—$492.0 million) and Ivanhoe Australia's balance of $170.3 million (December 31, 2010—$59.3 million), which were not available for the Company's general corporate purposes.